Stock-Based Compensation - Summary of Stock Options and Stock Appreciation Rights Activity (Detail) - Omnibus Plan [Member] $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding at the beginning of the period (in shares) | shares	16,176
Granted (in shares) | shares	2,247
Exercised (in shares) | shares	(2,571)
Forfeited or expired (in shares) | shares	(1,721)
Outstanding at the end of the period (in shares) | shares	14,131
Vested and expected to vest at the end of the period (in shares) | shares	13,733
Exercisable at the end of the period (in shares) | shares	9,056
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 15.27
Granted (in dollars per share) | $ / shares	20.26
Exercised (in dollars per share) | $ / shares	10.83
Forfeited or expired (in dollars per share) | $ / shares	32.47
Outstanding at the end of the period (in dollars per share) | $ / shares	14.82
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares	14.66
Exercisable at the end of the period (in dollars per share) | $ / shares	$ 11.97
Outstanding at the end of the period	3 years 9 months 4 days
Vested and expected to vest at the end of the period	3 years 8 months 9 days
Exercisable at the end of the period	2 years 7 months 6 days
Outstanding at the end of the period (in dollars) | $	$ 111,900
Vested and expected to vest at the end of the period (in dollars) | $	111,129
Exercisable at the end of the period (in dollars) | $	$ 97,655